Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Organization and Description of Business

Cord Blood America, Inc. ("CBAI"), formerly D&A Lending, Inc., was incorporated in the State of Florida on October 12, 1999. In October, 2009, CBAI re-located its headquarters from Los Angeles, California to Las Vegas, Nevada. CBAI is primarily a holding company whose wholly-owned subsidiaries include Cord Partners, Inc., CorCell Companies Inc., CorCell Ltd., (“Cord”), CBA Professional Services, Inc. D/B/A BodyCells, Inc. ("BodyCells"), CBA Properties, Inc. ("Properties"), and Career Channel Inc, D/B/A Rainmakers International ("Rain"). In March 2010, CBAI purchased a majority interest in Stellacure GmbH (“Stellacure”). In September 2010, CBAI purchased a majority interest in Biocordcell Argentina S.A. (“Bio”). CBAI and its subsidiaries engage in the following business activities:

·	Cord specializes in providing private cord blood stem cell preservation services to families.

·	Stellacure GmbH specializes in providing cord blood stem cell preservation services to families in Germany, Spain and Italy.

·	Biocordcell Argentina S.A. specializes in providing cord blood stem cell preservation to families in Argentina, Uruguay and Paraguay.

·	BodyCells is a developmental stage company and intends to be in the business of collecting, processing and preserving peripheral blood and adipose tissue stem cells allowing individuals to privately preserve their stem cells for potential future use in stem cell therapy.

·	Properties was formed to hold the corporate trademarks and other intellectual property.

·	Rain has specialized in creating direct response television and radio advertising campaigns, including media placement and commercial production. Management has reduced the activities of Rain, terminated its former employees, and by the end of 2010, was no longer seeking additional business. This is consistent with management’s decision to focus its attention exclusively on the stem cell storage business and related activities.

Cord Blood America, Inc. ("CBAI"), formerly D&A Lending, Inc., was incorporated in the State of Florida on October 12, 1999. In October, 2009, CBAI re-located its headquarters from Los Angeles, California to Las Vegas, Nevada. CBAI is primarily a holding company whose subsidiaries include Cord Partners, Inc., CorCell Co. Inc., CorCell Ltd., (“Cord”), CBA Professional Services, Inc. D/B/A BodyCells, Inc. ("BodyCells"), CBA Properties, Inc. ("Properties"), and Career Channel Inc, D/B/A Rainmakers International ("Rain"). CBAI and its subsidiaries engage in the following business activities:

●	Cord specializes in providing private cord blood stem cell preservation services to families.

●	Stellacure GmbH specializes in providing cord blood stem cell preservation services to families in Germany and Spain.

●	Biocordcell Argentina S.A. specializes in providing cord blood stem cell preservation to families in Argentina, Uruguay and Paraguay.

●	BodyCells is a developmental stage company and intends to be in the business of collecting, processing and preserving peripheral blood and adipose tissue stem cells allowing individuals to privately preserve their stem cells for potential future use in stem cell therapy.

●	Properties were formed to hold the corporate trademarks and other intellectual property of CBAI.

●	Rain has specialized in creating direct response television and radio advertising campaigns, including media placement and commercial production. Management has reduced the activities of Rain, terminated its former employees, and in 2010 was no longer seeking business. This is consistent with management’s decision to focus its attention exclusively on the stem cell storage business and related activities.

The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that may be necessary in the event CBAI cannot continue as a going concern.